Hedging activities (Tables)	12 Months Ended
Dec. 31, 2022
Financial Instruments [Abstract]
Disclosure of detailed information about hedging assets

Hedging instrument	Location – statement of financial position	Year ended 31 December
		2022	2021
		€ million	€ million
Assets:
Derivatives designated as hedging instruments:
Commodity contracts	Non-current derivative assets	30	75
Foreign currency contracts	Non-current derivative assets	4	3
Interest rate and cross currency swaps	Non-current derivative assets	157	148
Commodity contracts	Current derivative assets	133	128
Foreign currency contracts	Current derivative assets	27	16
Interest rate and cross currency swaps	Current derivative assets	97	6
	Total assets	448	376
Liabilities:
Derivatives designated as hedging instruments:
Commodity contracts	Non-current derivative liabilities	6	3
Foreign currency contracts	Non-current derivative liabilities	10	—
Interest rate and cross currency swaps	Non-current derivative liabilities	171	44
Commodity contracts	Current derivative liabilities	47	5
Foreign currency contracts	Current derivative liabilities	29	14
	Total liabilities	263	66

Disclosure of detailed information about hedging liabilities

Hedging instrument	Location – statement of financial position	Year ended 31 December
		2022	2021
		€ million	€ million
Assets:
Derivatives designated as hedging instruments:
Commodity contracts	Non-current derivative assets	30	75
Foreign currency contracts	Non-current derivative assets	4	3
Interest rate and cross currency swaps	Non-current derivative assets	157	148
Commodity contracts	Current derivative assets	133	128
Foreign currency contracts	Current derivative assets	27	16
Interest rate and cross currency swaps	Current derivative assets	97	6
	Total assets	448	376
Liabilities:
Derivatives designated as hedging instruments:
Commodity contracts	Non-current derivative liabilities	6	3
Foreign currency contracts	Non-current derivative liabilities	10	—
Interest rate and cross currency swaps	Non-current derivative liabilities	171	44
Commodity contracts	Current derivative liabilities	47	5
Foreign currency contracts	Current derivative liabilities	29	14
	Total liabilities	263	66

Disclosure of detailed information about hedging instruments
The following table summarises the Group’s outstanding cash flow hedges by risk category as at the dates presented (all contracts denominated in a foreign currency have been converted into euros using the respective year end spot rate):

	Notional maturity profile
	Total	Less than 1 year	1 to 3 years	3 to 5 years	Over 5 years
Cash flow hedges	€ million	€ million	€ million	€ million	€ million
Deal contingent foreign currency forwards	3,000	3,000	—	—	—
Foreign currency contracts	310	174	136	—	—
Interest rate and cross currency swaps	396	396	—	—	—
Commodity contracts	677	403	274	—	—
As at 31 December 2020	4,383	3,973	410	—	—
Foreign currency contracts	1,074	912	162	—	—
Interest rate and cross currency swaps	2,225	144	1,365	—	716
Commodity contracts	922	566	356	—	—
As at 31 December 2021	4,221	1,622	1,883	—	716
Foreign currency contracts	1,723	1,292	431	—	—
Interest rate and cross currency swaps	2,079	760	604	416	299
Commodity contracts	1,397	834	563	—	—
As at 31 December 2022	5,199	2,886	1,598	416	299
The following table summarises the Group’s outstanding fair value hedges by risk category as at the dates presented (all contracts denominated in a foreign currency have been converted into euros using the respective year end spot rate):

		Less than 1 year	1 to 3 years	3 to 5 years	Over 5 years
Fair value hedges	Total	€ million	€ million	€ million	€ million
As at 31 December 2020	—	—	—	—	—
Interest rate and cross currency swaps	166	—	—	—	166
As at 31 December 2021	166	—	—	—	166
Interest rate and cross currency swaps	1,165	—	—	500	665
As at 31 December 2022	1,165	—	—	500	665

Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting
The following table summarises the net of tax effect for cash flow hedges for the periods presented within the consolidated income statement:

Cash flow hedging instruments	Location – Income statement	Amount of gain/(loss) reclassified from the hedging reserve into profit
		Year ended 31 December
		2022	2021	2020
		€ million	€ million	€ million
Foreign currency contracts	Cost of sales	19	(3)	1
Commodity contracts	Cost of sales	83	74	(33)
Commodity contracts	Selling and distribution expenses	34	2	(3)
Interest rate and cross currency swaps(A)	Finance costs	(86)	(78)	23
Total		50	(5)	(12)
(A)The gain/(loss) recognised on these currency contracts is offset by the gain/(loss) recognised on the remeasurement of the underlying debt instruments; therefore, there is a minimal consolidated net effect in non-operating items on the consolidated income statement.
The following table summarises the gains/(losses) recognised from fair value hedges that settled for the periods presented within the consolidated income statement:

Fair value hedges	Location – Income statement	Year ended 31 December
		2022	2021	2020
		€ million	€ million	€ million
Interest rate and cross currency swaps	Finance costs	2	(2)	—
Total		2	(2)	—

Disclosure of gains (losses) recognized from non-designated derivative financial instruments
The following table summarises the gains/(losses) recognised from non-designated derivative financial instruments in the consolidated income statement for the years presented.

Non-designated hedging instruments	Location – Income statement	Year ended 31 December
		2022	2021	2020
		€ million	€ million	€ million
Commodity contracts	Selling and distribution expenses	—	—	(12)
Foreign currency contracts(A)	Non-operating items	(5)	—	(4)
Total		(5)	—	(16)
(A)The gain/(loss) recognised on these currency contracts is offset by the gain/(loss) recognised on the remeasurement of the underlying hedged items; therefore, there is a minimal consolidated net effect in non-operating items on the consolidated income statement